Operating segments - Summary of single operating segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Disclosure of operating segments [line items]
Revenue	$ 81,764	$ 80,057	$ 69,823
RxCrossroads
Disclosure of operating segments [line items]
Revenue	81,392	78,744	68,917
Others
Disclosure of operating segments [line items]
Revenue	$ 372	$ 1,313	$ 906